Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 394.1	$ 215.7
Unrestricted investments	4.0	12.8
Cash and cash equivalents	$ 398.1	$ 228.5